Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	As of December 31,
	2017	2018
Computer software	—	862
Domain name	—	484
Less: Accumulated amortization	—	(57)

Intangible assets, net	—	1,289